Note 17 - Comparative Balances	3 Months Ended
Jan. 31, 2022
Statement Line Items [Line Items]
Disclosure of reclassifications or changes in presentation [text block]	17. Comparative balances: Certain comparative balances have been reclassified to conform with the financial statement presentation adopted in the current period.